EMPLOYEE BENEFIT PLANS PART 5 (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	$ 11,000,000		$ 17,000,000
Defined Benefit Plan, Fair Value of Plan Assets	2,807,000,000		2,789,000,000		2,558,000,000
Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	3,000,000		5,000,000
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			(37,000,000)
Defined Benefit Plan, Fair Value of Plan Assets	828,000,000		819,000,000		781,000,000
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	7,000,000		11,000,000
Transfers Receivable, Excluded From Fair Value of Defined Benefit Plan Assets			37,000,000
Defined Benefit Plan, Fair Value of Plan Assets	1,763,000,000		1,758,000,000		1,581,000,000
All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	1,000,000		1,000,000
Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	3,000,000		4,000,000
Defined Benefit Plan, Fair Value of Plan Assets	1,054,000,000		1,012,000,000		873,000,000
Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets			1,000,000
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			(6,000,000)
Defined Benefit Plan, Fair Value of Plan Assets	164,000,000		146,000,000		126,000,000
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	2,000,000		3,000,000
Transfers Receivable, Excluded From Fair Value of Defined Benefit Plan Assets			6,000,000
Defined Benefit Plan, Fair Value of Plan Assets	870,000,000		848,000,000		732,000,000
All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	1,000,000
Equity Securities, Broad Market Fund [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	222,000,000		220,000,000
Equity Securities, Broad Market Fund [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Broad Market Fund [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	222,000,000		220,000,000
Equity Securities, Broad Market Fund [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Foreign Preferred [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000		2,000,000
Equity Securities, Foreign Preferred [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,000,000		4,000,000
Equity Securities, Foreign Preferred [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000
Equity Securities, Foreign Preferred [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000		1,000,000
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000		2,000,000
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000		4,000,000
Equity Securities, Foreign Preferred [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Equity Securities, Foreign Preferred [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000		1,000,000
Equity Securities, Foreign Preferred [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Foreign Preferred [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000		0
Equity Securities, Foreign Preferred [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000
Equity Securities, Foreign Preferred [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Foreign Preferred [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Foreign Preferred [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Foreign Preferred [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Equity Securities, Foreign Preferred [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40,000,000		44,000,000
Equity Securities, Registered Investment Company [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	86,000,000		89,000,000
Equity Securities, Registered Investment Company [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,000,000		11,000,000
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	43,000,000		43,000,000
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	45,000,000		43,000,000
Equity Securities, Registered Investment Company [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,000,000		4,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40,000,000		44,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	86,000,000		89,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,000,000		11,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	43,000,000		43,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	45,000,000		43,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,000,000		4,000,000
Equity Securities, Registered Investment Company [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	38,000,000		2,000,000
US Treasury Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	80,000,000		4,000,000
US Treasury Securities [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9,000,000		1,000,000
US Treasury Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000
US Treasury Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,000,000		1,000,000
US Treasury Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000
US Treasury Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	38,000,000		2,000,000
US Treasury Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	80,000,000		4,000,000
US Treasury Securities [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9,000,000		1,000,000
US Treasury Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000
US Treasury Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,000,000		1,000,000
US Treasury Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000
US Treasury Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
US Treasury Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
US Treasury Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
US Treasury Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
US Treasury Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Municipal Bonds | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11,000,000		11,000,000
Municipal Bonds | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	24,000,000		21,000,000
Municipal Bonds | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,000,000		3,000,000
Municipal Bonds | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000	[1]	3,000,000	[1]
Municipal Bonds | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000		4,000,000
Municipal Bonds | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Municipal Bonds | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Municipal Bonds | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Municipal Bonds | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Municipal Bonds | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Municipal Bonds | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11,000,000		11,000,000
Municipal Bonds | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	24,000,000		21,000,000
Municipal Bonds | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,000,000		3,000,000
Municipal Bonds | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000	[1]	3,000,000	[1]
Municipal Bonds | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000		4,000,000
Municipal Bonds | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Municipal Bonds | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Municipal Bonds | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Municipal Bonds | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Municipal Bonds | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fixed Income, Registered Investment Company [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,000,000
Fixed Income, Registered Investment Company [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21,000,000
Fixed Income, Registered Investment Company [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,000,000		12,000,000
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,000,000		3,000,000
Fixed Income, Registered Investment Company [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000		1,000,000
Fixed Income, Registered Investment Company [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fixed Income, Registered Investment Company [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fixed Income, Registered Investment Company [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fixed Income, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fixed Income, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fixed Income, Registered Investment Company [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fixed Income, Registered Investment Company [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,000,000		12,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,000,000		3,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000		1,000,000
Fixed Income, Registered Investment Company [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fixed Income, Registered Investment Company [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fixed Income, Registered Investment Company [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fixed Income, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fixed Income, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fixed Income, Registered Investment Company [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Domestic Partnership Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1,000,000	[2]
Domestic Partnership Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			2,000,000	[2]
Domestic Partnership Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[2]
Domestic Partnership Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[2]
Domestic Partnership Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1,000,000	[2]
Domestic Partnership Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			2,000,000	[2]
Domestic Partnership Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[2]
Domestic Partnership Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[2]
Foreign Government Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12,000,000		25,000,000
Foreign Government Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25,000,000		51,000,000
Foreign Government Debt Securities [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000		7,000,000
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000		3,000,000
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000		10,000,000
Foreign Government Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1,000,000
Foreign Government Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12,000,000		25,000,000
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25,000,000		51,000,000
Foreign Government Debt Securities [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000		7,000,000
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000		3,000,000
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000		10,000,000
Foreign Government Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1,000,000
Foreign Government Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Government Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0
Domestic Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	117,000,000	[2]	152,000,000	[2]
Domestic Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	249,000,000	[2]	306,000,000	[2]
Domestic Corporate Debt Securities [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	30,000,000	[2]	38,000,000	[2]
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,000,000	[2]	18,000,000	[2]
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	61,000,000	[2]	60,000,000	[2]
Domestic Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000	[2]	3,000,000	[2]
Domestic Corporate Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	117,000,000	[2]	152,000,000	[2]
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	249,000,000	[2]	306,000,000	[2]
Domestic Corporate Debt Securities [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	30,000,000	[2]	38,000,000	[2]
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,000,000	[2]	18,000,000	[2]
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	61,000,000	[2]	60,000,000	[2]
Domestic Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000	[2]	3,000,000	[2]
Domestic Corporate Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Domestic Corporate Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Foreign Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	36,000,000		55,000,000
Foreign Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	77,000,000		110,000,000
Foreign Corporate Debt Securities [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9,000,000		13,000,000
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000		6,000,000
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25,000,000		22,000,000
Foreign Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1,000,000
Foreign Corporate Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	36,000,000		55,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	77,000,000		110,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9,000,000		13,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000		6,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25,000,000		22,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1,000,000
Foreign Corporate Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	62,000,000	[3]	25,000,000	[3]
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	132,000,000	[3]	50,000,000	[3]
Debt Securities, Common Collective Trusts [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,000,000	[3]	5,000,000	[3]
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8,000,000	[4]	3,000,000	[4]
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	265,000,000	[4]	262,000,000	[4]
Debt Securities, Common Collective Trusts [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000	[4]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Debt Securities, Common Collective Trusts [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Debt Securities, Common Collective Trusts [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	62,000,000	[3]	25,000,000	[3]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	132,000,000	[3]	50,000,000	[3]
Debt Securities, Common Collective Trusts [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,000,000	[3]	5,000,000	[3]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8,000,000	[4]	3,000,000	[4]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	265,000,000	[4]	262,000,000	[4]
Debt Securities, Common Collective Trusts [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000	[4]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Debt Securities, Common Collective Trusts [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Debt Securities, Common Collective Trusts [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]
Total Investment Plan Assets [Member] | Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,796,000,000	[5]	2,772,000,000	[6]
Total Investment Plan Assets [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	825,000,000	[7]	851,000,000	[8]
Total Investment Plan Assets [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,756,000,000	[9]	1,710,000,000	[10]
Total Investment Plan Assets [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	215,000,000	[11]	211,000,000	[11]
Total Investment Plan Assets [Member] | Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,051,000,000	[12]	1,008,000,000	[13]
Total Investment Plan Assets [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	164,000,000		151,000,000	[14]
Total Investment Plan Assets [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	868,000,000	[15]	839,000,000	[16]
Total Investment Plan Assets [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19,000,000	[17]	18,000,000
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,937,000,000	[5]	1,876,000,000	[6]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	572,000,000	[7]	576,000,000	[8]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,216,000,000	[9]	1,157,000,000	[10]
Total Investment Plan Assets [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	149,000,000	[11]	143,000,000	[11]
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	404,000,000	[12]	373,000,000	[13]
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	114,000,000		105,000,000	[14]
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	276,000,000	[15]	256,000,000	[16]
Total Investment Plan Assets [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	14,000,000	[17]	12,000,000
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	846,000,000	[5]	875,000,000	[6]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	249,000,000	[7]	269,000,000	[8]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	532,000,000	[9]	540,000,000	[10]
Total Investment Plan Assets [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	65,000,000	[11]	66,000,000	[11]
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	645,000,000	[12]	632,000,000	[13]
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50,000,000		45,000,000	[14]
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	590,000,000	[15]	581,000,000	[16]
Total Investment Plan Assets [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,000,000	[17]	6,000,000
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13,000,000	[5]	21,000,000	[6]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,000,000	[7]	6,000,000	[8]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8,000,000	[9]	13,000,000	[10]
Total Investment Plan Assets [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000	[11]	2,000,000	[11]
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000	[12]	3,000,000	[13]
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		1,000,000	[14]
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000	[15]	2,000,000	[16]
Total Investment Plan Assets [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[17]	0
Equity Securities Domestic [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	307,000,000	[18]	317,000,000	[18]
Equity Securities Domestic [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	651,000,000	[18]	637,000,000	[18]
Equity Securities Domestic [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	81,000,000	[18]	79,000,000	[18]
Equity Securities Domestic [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41,000,000	[18]	37,000,000	[18]
Equity Securities Domestic [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	133,000,000	[18]	128,000,000	[18]
Equity Securities Domestic [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,000,000	[18]	4,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	307,000,000	[18]	317,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	651,000,000	[18]	637,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	81,000,000	[18]	79,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41,000,000	[18]	37,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	133,000,000	[18]	128,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,000,000	[18]	4,000,000	[18]
Equity Securities Domestic [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Domestic [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[18]	0	[18]
Equity Securities Foreign [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	186,000,000		211,000,000
Equity Securities Foreign [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	395,000,000		423,000,000
Equity Securities Foreign [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	49,000,000		52,000,000
Equity Securities Foreign [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25,000,000		25,000,000
Equity Securities Foreign [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	81,000,000		83,000,000
Equity Securities Foreign [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000		4,000,000
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	186,000,000		211,000,000
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	395,000,000		423,000,000
Equity Securities Foreign [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	49,000,000		52,000,000
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25,000,000		25,000,000
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	81,000,000		83,000,000
Equity Securities Foreign [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000		4,000,000
Equity Securities Foreign [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Equity Securities Foreign [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
EquitySecuritiesDomesticPreferred [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000
EquitySecuritiesDomesticPreferred [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000
EquitySecuritiesDomesticPreferred [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
EquitySecuritiesDomesticPreferred [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
EquitySecuritiesDomesticPreferred [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
EquitySecuritiesDomesticPreferred [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
EquitySecuritiesDomesticPreferred [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
EquitySecuritiesDomesticPreferred [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
OtherPlanAssets [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,000,000	[19]	6,000,000	[19]
OtherPlanAssets [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9,000,000	[19]	13,000,000	[19]
OtherPlanAssets [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000	[19]	2,000,000	[19]
OtherPlanAssets [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1,000,000	[19]
OtherPlanAssets [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,000,000	[19]	2,000,000	[19]
OtherPlanAssets [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[19]	0	[19]
OtherPlanAssets [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000	[19]	0	[19]
OtherPlanAssets [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[19]	0	[19]
OtherPlanAssets [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[19]
OtherPlanAssets [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[19]	0	[19]
OtherPlanAssets [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[19]	0	[19]
OtherPlanAssets [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[19]	0	[19]
OtherPlanAssets [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[19]	0	[19]
OtherPlanAssets [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[19]
OtherPlanAssets [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[19]	0	[19]
OtherPlanAssets [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,000,000	[19]	6,000,000	[19]
OtherPlanAssets [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8,000,000	[19]	13,000,000	[19]
OtherPlanAssets [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,000,000	[19]	2,000,000	[19]
OtherPlanAssets [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1,000,000	[19]
OtherPlanAssets [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,000,000	[19]	$ 2,000,000	[19]

[1]	Bonds of California municipalities held in SDG&E PBOP plan trusts.
[2]	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
[3]	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
[4]	Investment in common/collective trusts held in PBOP plan VEBA trusts.
[5]	Excludes cash and cash equivalents of $11 million at Sempra Energy Consolidated.
[6]	Excludes cash and cash equivalents of $17 million at Sempra Energy Consolidated.
[7]	Excludes cash and cash equivalents of $3 million at SDG&E.
[8]	Excludes cash and cash equivalents of $5 million at SDG&E and transfers payable to other plans of $37 million.
[9]	Excludes cash and cash equivalents of $7 million at SoCalGas.
[10]	Excludes cash and cash equivalents of $11 million at SoCalGas and transfers receivable from other plans of $37 million.
[11]	Excludes cash and cash equivalents of $1 million at Other Sempra Energy.
[12]	Excludes cash and cash equivalents of $3 million at Sempra Energy Consolidated.
[13]	Excludes cash and cash equivalents of $1 million and $3 million held in SDG&E and SoCalGas PBOP plan trusts, respectively.
[14]	Excludes cash and cash equivalents of $1 million held in SDG&E PBOP plan trusts and transfers payable to other plans of $6 million.
[15]	Excludes cash and cash equivalents of $2 million held in SoCalGas PBOP plan trusts.
[16]	Excludes cash and cash equivalents of $3 million held in SoCalGas PBOP plan trusts and transfers receivable from other plans of $6 million.
[17]	Excludes cash and cash equivalents of $1 million held in Other Sempra Energy PBOP plan trusts.
[18]	Investments in common stock of domestic corporations.
[19]	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.